1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

December 23, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Focused Series, Inc.
Post-Effective Amendment No. 63 to Registration Statement on Form N-1A
Securities Act File No. 33-11283
Investment Company Act File No. 811-07797

Ladies and Gentlemen:

On behalf of SunAmerica Focused Series, Inc. (the “Registrant”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 63 to the Fund’s Registration Statement under the 1933 Act and Amendment No. 63 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment is being filed on behalf of Focused Value Portfolio, a series of the Registrant (the “Portfolio”).

The Amendment is being filed to disclose changes to the name of the Portfolio to SunAmerica Strategic Value Portfolio, the Portfolio’s investment strategies and techniques, and management of the Portfolio. The Amendment also commences the annual updating of the Portfolio’s prospectus and Statement of Additional Information (the “SAI”).

The principal changes made in the prospectus are to: the ‘Principal Investment Strategies and Techniques of the Portfolio’ section; the ‘Principal Risks of Investing in the Portfolio’ section; the ‘Investment Adviser’ section; the ‘Portfolio Manager’ section; the ‘Information About Advisers’ section; and the ‘More Information About the Portfolios’ section. The principal changes made in the SAI are to: the ‘Investment Objectives and Policies’ section; the ‘Investment Objectives and Policies’ section; and the ‘Advisers, Personal Securities Trading, Distributor and Administrator’ section. Apart from changes to the prospectus and SAI made as part of the annual updating process, the principal changes made to the prospectus and SAI are limited to disclosure concerning the Portfolio. Consequently, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on February 28, 2011 pursuant to Rule 485(a)(1) under the 1933 Act. On, or prior to that date, the Registrant will file a subsequent post-effective amendment pursuant to Rule 485(b) for the purpose of bringing the financial statements contained in the registration statement and other information up-to-date and to make other non-material changes.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1277.

NEW YORK     WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

December 23, 2010

Very truly yours,

/s/ TATE WILSON
C. Tate Wilson

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corporation Joseph Duronio, SunAmerica Asset Management Corporation Margery Neale, Willkie Farr & Gallagher LLP